Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 26, 2016	Mar. 28, 2015	Mar. 29, 2014
Cash flows from (used in) operating activities:
Net income (loss)	$ 5,438	$ (8,632)	$ (5,801)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	5,275	5,991	5,523
Impairment of long-lived assets		238
Amortization of debt costs	973	724	555
Debt extinguishment charges		2,643
Other operating activities, net	31	342	316
Gain on sale of assets	(3,229)
(Increase) decrease in:
Accounts receivable and other receivables	(3,189)	(1,515)	(1,753)
Inventories	(6,671)	(750)	(14,470)
Prepaids and other current assets	517	(552)	(18)
Increase (decrease) in:
Accounts payable	2,742	11,039	(3,138)
Accrued liabilities and other long-term liabilities	2,817	1,072	(331)
Net cash provided by (used in) operating activities	4,704	10,600	(19,117)
Cash flows (used in) from investing activities:
Additions to property and equipment	(6,476)	(6,277)	(6,595)
Proceeds from sale of assets (net of fees of $0.2 million)	4,072
Other investing activities, net	(37)	(48)	(253)
Net cash used in investing activities	(2,441)	(6,325)	(6,848)
Cash flows (used in) provided by financing activities:
Increase (decrease) in bank indebtedness	1,043	(4,821)	9,819
Repayment of obligations under capital leases	(2,263)	(2,003)	(1,024)
Proceeds from capital lease funding	43	1,000
Proceeds from private placement, net of costs			4,861
Proceeds from stock option exercise		116	74
Payment of deferred financing fees and costs	(444)	(4,019)	(891)
Repayment of long-term debt	(2,956)	(1,144)	(3,017)
Increase in long-term debt	2,500	6,828	14,828
Other financing activities	(25)	(14)	(21)
Net cash (used in) provided by financing activities	(2,102)	(4,057)	24,629
Effect of exchange rate on cash	(173)	(190)	(162)
Net increase (decrease) in cash and cash equivalents	(12)	28	(1,498)
Cash and cash equivalents, beginning of year	2,356	2,328	3,826
Cash and cash equivalents, end of year	2,344	2,356	2,328
Supplemental disclosure of cash flow information:
Interest paid	8,508	9,100	8,525
Non-cash transactions:
Property and equipment additions acquired through capital leases	43		4,055
Property and equipment additions included in accounts payable and accrued liabilities	$ 1,055	$ 580	742
Conversion of debentures into Class A voting shares			$ 4,861